AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 29, 2019

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 728	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 729	☒

(Check appropriate box or boxes)

INVESCO EXCHANGE-TRADED FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

(800) 983-0903

(Registrant’s Telephone Number, including Area Code)

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601	Eric S. Purple Stradley Ronon Stevens & Young LLP 1250 Connecticut Ave, NW, Suite 500
Chicago, Illinois 60606	Washington, DC 20036

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on September 28, 2019 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 728 (the “Amendment”) to the Registration Statement on Form N-1A for Invesco Exchange-Traded Fund Trust II (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating September 28, 2019 as the new effective date for Post-Effective Amendment No. 618 to the Trust’s Registration Statement, which was filed on July 31, 2017 pursuant to Rule 485(a) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 634, 639, 643, 647, 652, 658, 667, 675, 686, 691, 694, 696, 698, 701, 703, 705, 706, 710, 713, 716, 717, 719, 721, 725 and 727 to the Trust’s Registration Statement filed on October 13, 2017, November 9, 2017, December 1, 2017, December 29, 2017, January 26, 2018, February 23, 2018, March 23, 2018, April 20, 2018, May 18, 2018, June 15, 2018, July 13, 2018, August 10, 2018, September 7, 2018, October 5, 2018, November 2, 2018, November 30, 2018, December 21, 2018, January 18, 2019, February 15, 2019, March 15, 2019, April 12, 2019, May 10, 2019, June 7, 2019, July 3, 2019 and August 1, 2019, respectively. This Amendment relates solely to PowerShares Income Builder Portfolio, a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 618 to the Trust’s Registration Statement, which was filed on July 31, 2017 and Part C of Post-Effective Amendment No. 724 to the Trust’s Registration Statement, which was filed on June 20, 2019.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 29th day of August, 2019.

Invesco Exchange-Traded Fund Trust II

By:	/s/ Daniel E. Draper
Daniel E. Draper
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper	President	August 29, 2019
Daniel E. Draper

/s/ Kelli Gallegos	Treasurer	August 29, 2019
Kelli Gallegos

/s/ Anna Paglia	Secretary	August 29, 2019
Anna Paglia

*/s/ Ronn R. Bagge	Vice Chairman and Trustee	August 29, 2019
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	August 29, 2019
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	August 29, 2019
Kevin M. Carome

**/s/ Edmund P. Giambastiani, Jr.	Trustee	August 29, 2019
Edmund P. Giambastiani, Jr.

**/s/ Victoria J. Herget	Trustee	August 29, 2019
Victoria J. Herget

*/s/ Marc M. Kole	Trustee	August 29, 2019
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	August 29, 2019
Yung Bong Lim

**/s/ Joanne Pace	Trustee	August 29, 2019
Joanne Pace

*/s/ Gary R. Wicker	Trustee	August 29, 2019
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	August 29, 2019
Donald H. Wilson

*By: /s/ Anna Paglia		August 29, 2019
Anna Paglia
Attorney-In-Fact

*	Anna Paglia signs pursuant to a power of attorney filed with Post-Effective Amendment No. 707 to the Trust’s Registration Statement and incorporated by reference herein.
**	Anna Paglia signs pursuant to a power of attorney filed with Post-Effective Amendment No. 724 to the Trust’s Registration Statement and incorporated by reference herein.